Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Capitol Series Trust
Prospectus Date	rr_ProspectusDate	Jan. 28, 2016
Fuller & Thaler Behavioral Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION FULLER & THALER BEHAVIORAL CORE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 15 of the Fund’s prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018 January 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Predecessor Fund’s portfolio turnover rate for the fiscal period December 1, 2014 through September 30, 2015 was 108% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund’s investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a CDSC may be imposed, subject to certain exceptions, if you purchase $1,000,000 or more shares (and therefore pay no initial sales charge) and then redeem those shares during the first 18 months after your initial purchase. See “Classes of Shares—A Shares” for additional information.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for each share class have been restated to reflect the estimated expenses of the Fund for its current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fuller & Thaler Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies based in the U.S. The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one or more of the following additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., its reported assets are primarily located in the U.S., or it derives the majority of its revenue from the U.S.

The Fund seeks to achieve its investment objective by building a diversified portfolio of U.S. stocks in a disciplined process that applies Fuller & Thaler’s proprietary research on the behavioral biases of other investors. The portfolio managers begin with a universe of U.S. stocks and ultimately select approximately 100+ stocks through a disciplined, systematic process.

The portfolio managers buy when other investors are likely to make behavioral mistakes (panic, or don’t pay attention). This is based on Fuller & Thaler’s more than 20 years of proprietary research applying behavioral finance insights to the stock market. Fuller & Thaler’s research finds that stocks are good investments when other investors under-react to good news or over-react to bad news. The Fund buys more of stocks where the portfolio managers believe investors are likely underreacting to dull, unexpected good news and more of stocks where the portfolio managers believe investors are likely over-reacting to bad news and biased against the stock. The final portfolio is expected to have broad diversification with respect to position count, and sector exposures.

Before trading, the portfolio managers review the portfolio’s characteristics relative to its benchmark, and may adjust allocations as the portfolio managers deem necessary or appropriate.

The Fund may also invest a portion of its assets in real estate investment trusts (REITs).

		The Fund may also invest in exchange traded funds (ETFs).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order):

Behavioral Strategy Risk. When taking investment positions, Fuller & Thaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, Fuller & Thaler generally focuses on certain markers of possible under- and overreaction. Securities identified using this type of strategy may perform differently from the market as a whole as a result of the factors used in the analysis, whether the factors used are successful in predicting investor behavior, the weight placed on each factor, and changes in the factor’s historical trends. The factors used in implementing this strategy and the weight placed on those factors may not be predictive of a security’s value, and the effectiveness of the factors can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that Fuller & Thaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

Equity Securities Risk. Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Exchange-Traded Funds (“ETFs”) Risk. Like an open-end investment company (mutual fund), the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Focused Investment Risk. Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Market Risk. The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Smaller Cap Company Risk. Investments in securities of mid cap and small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small cap and mid cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small cap and mid cap companies are generally less liquid than the equity securities of larger companies.

Turnover Risk. High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

		Please see “Additional Information Regarding Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the A Shares from year to year and does not reflect the impact of sales charges (loads). If the performance reflected the impact of sales charges (loads), it would be lower than the performance depicted in the bar chart. The performance of each of the Institutional Shares and Select Shares is higher than the performance of the A Shares during the same periods because of lower fees and expenses paid by these classes.

The table shows the average annual returns of the A Shares, Institutional Shares and Select Shares for the periods of 1 Year and Since Inception compared to a broad-based market index and the performance average of similar mutual funds. The performance for A Shares set forth in the table reflects the impact of sales charges (loads).

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 23, 2015. Accordingly, the performance shown below is that of the A Shares, Institutional Shares and Select Shares (formerly the Class P Shares of the Predecessor Fund). The Fund’s performance during the periods reflected in the bar chart and table may have been different from that of the Predecessor Fund due to differences in their principal investment strategies, as well as fees and expenses. Visit www.fullerthalerfunds.com for more current performance information.

		Past performance, before and after taxes, is not necessarily predictive of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the performance of the A Shares from year to year and does not reflect the impact of sales charges (loads). If the performance reflected the impact of sales charges (loads), it would be lower than the performance depicted in the bar chart. The performance of each of the Institutional Shares and Select Shares is higher than the performance of the A Shares during the same periods because of lower fees and expenses paid by these classes.

		The table shows the average annual returns of the A Shares, Institutional Shares and Select Shares for the periods of 1 Year and Since Inception compared to a broad-based market index and the performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fullerthalerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns – Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows changes in the performance of the A Shares from year to year and does not reflect the impact of sales charges (loads). If the performance reflected the impact of sales charges (loads), it would be lower than the performance depicted in the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest	1/1/2012 – 3/31/2012	14.47%
Lowest	6/1/2015 – 9/30/2015	(5.32)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/2015)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance for A Shares set forth in the table reflects the impact of sales charges (loads).
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective 12/31/2015, the Fund’s benchmark was updated from the S&P 500 to the Russell 2000 as it was determined that the Russell 2000 more closely aligns with the investment strategy of the Fund. The Russell 2000 Index measures the performance of the small cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index and represents approximately 10% of total market capitalization of that index. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Fuller & Thaler Behavioral Core Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.00%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.90%	[3]
1 Year	rr_ExpenseExampleYear01	$ 637
3 Years	rr_ExpenseExampleYear03	934
5 Years	rr_ExpenseExampleYear05	1,337
10 Years	rr_ExpenseExampleYear10	$ 2,460
2012	rr_AnnualReturn2012	20.02%
2013	rr_AnnualReturn2013	35.80%
2014	rr_AnnualReturn2014	10.84%
2015	rr_AnnualReturn2015	(3.61%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.32%)
1 Year	rr_AverageAnnualReturnYear01	(8.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011
Fuller & Thaler Behavioral Core Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.00%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.65%	[3]
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	329
5 Years	rr_ExpenseExampleYear05	701
10 Years	rr_ExpenseExampleYear10	$ 1,747
1 Year	rr_AverageAnnualReturnYear01	(3.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	15.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011
Fuller & Thaler Behavioral Core Equity Fund | Select
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.75%	[3]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	360
5 Years	rr_ExpenseExampleYear05	754
10 Years	rr_ExpenseExampleYear10	$ 1,858
1 Year	rr_AverageAnnualReturnYear01	(3.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	15.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011
Fuller & Thaler Behavioral Core Equity Fund | After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.90%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.06%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011	[4]
Fuller & Thaler Behavioral Core Equity Fund | After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.04%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.44%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011	[4]
Fuller & Thaler Behavioral Core Equity Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.41%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	13.65%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011	[5]
Fuller & Thaler Behavioral Core Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	15.91%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011	[6]

[1]	For Class A shares, a CDSC may be imposed, subject to certain exceptions, if you purchase $1,000,000 or more shares (and therefore pay no initial sales charge) and then redeem those shares during the first 18 months after your initial purchase. See “Classes of Shares—A Shares” for additional information.
[2]	Other expenses for each share class have been restated to reflect the estimated expenses of the Fund for its current fiscal year. The Fund is the successor to AllianzGI Behavioral Advantage Large Cap Fund (the “Predecessor Fund”) which was reorganized into the Fund on October 23, 2015.
[3]	The Fund’s Adviser (the “Adviser”) has agreed to contractually waive its management fee and/or reimburse expenses through January 31, 2018, so that total annual operating expenses do not exceed 0.90%, 0.65%, and 0.75% for Class A Shares, Institutional Shares and Select Shares, respectively, of the Fund’s average daily net assets through January 31, 2017, and 1.05%, 0.80%, and 0.90% for Class A Shares, Institutional Shares and Select Shares, respectively, of the Fund’s average daily net assets through January 31, 2018. The expense limitation does not apply to (i) interest; (ii) taxes; and (iii) brokerage fees and commissions; nor the Fund’s (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; and (v) indirect expenses such as acquired fund fees and expenses. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, if such recoupment can be achieved within the foregoing expense limits. The foregoing recoupment of previously waived fees or reimbursed expenses is only applicable to the expense cap in effect at the time of the waiver. This expense cap agreement may be terminated by the Board of Trustees (the “Board”) of the Capitol Series Trust at any time.
[4]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
[5]	The Russell 2000® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Effective 12/31/2015, the Fund’s benchmark was updated from the S&P 500 to the Russell 2000 as it was determined that the Russell 2000 more closely aligns with the investment strategy of the Fund. The Russell 2000 Index measures the performance of the small cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index and represents approximately 10% of total market capitalization of that index. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[6]	The S&P 500 Index is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.